Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities
Accrued payroll and related expenses	$ 22,586	$ 18,515
Guarantee deposit received	14,251
Accrued mask, mold fees and other expenses for RD	10,330	13,379
Payable for purchases of building and equipment	2,670	3,481
Accrued software maintenance	3,850	4,359
Allowance for sales discounts	2,180	1,570
Lease liabilities	4,218	4,602
Provision on onerous inventory contract	5,791
Accrued insurance, welfare expenses, professional fee	9,659	13,638
Other current liabilities	$ 75,535	$ 59,544